Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended				12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Pyroban Group Limited	Dec. 31, 2011 MWM Holding GmbH	Oct. 31, 2011 MWM Holding GmbH	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2011 Customer relationships Y	Dec. 31, 2010 Customer relationships Y	Dec. 31, 2009 Customer relationships Y	Dec. 31, 2011 Customer relationships Bucyrus International, Inc.	Dec. 31, 2011 Intellectual property Y	Dec. 31, 2010 Intellectual property Y	Dec. 31, 2009 Intellectual property Y	Dec. 31, 2011 Other. Y	Dec. 31, 2010 Other. Y	Dec. 31, 2009 Other. Y
Intangible assets
Weighted Amortizable Life (in years)	13	14	15													15	17	18		11	9	10	11	13	11
Gross Carrying Amount	$ 4,904	$ 1,133	$ 737													$ 2,811	$ 630	$ 396		$ 1,794	$ 306	$ 211	$ 299	$ 197	$ 130
Accumulated Amortization	(554)	(346)	(272)	(143)												(213)	(108)	(75)		(244)	(166)	(143)	(97)	(72)	(54)
Net	4,350	787	465													2,598	522	321		1,550	140	68	202	125	76
Indefinite-lived intangible assets in process research & development	18	18							18
Total intangible assets, net	4,368	805	465
Total intangible assets, gross carrying amount	4,922	1,151	737
Finite-lived intangible assets acquired	4,167	409		3,901	41	221	221	329	329	28	28	12	12	10	10
Customer relationship intangibles																			63
Intangible assets	186																		186
Amortization expense	233	76	61	143
2012	389			299
2013	382			299
2014	379			299
2015	373			290
2016	364			280
Thereafter	$ 2,481			$ 2,291